Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 1,647,387	$ 1,521,938
Expenses
Expenses	472,466	450,231
Administrative expenses	52,710	49,640
Depreciation and amortization	260,772	251,314
Loss (gain) on foreign exchange	(58)	323
Costs and Expenses, Total	1,270,028	1,144,733
Operating income	377,359	377,205
Interest expense on long-term debt and others	152,118	142,439
Interest expense on convertible debentures and amortization of acquisition financing (notes 9(b) and 12(h))	0	13,383
Change in value of investments carried at fair value	137,957	0
Interest, dividend, equity and other income (note 8)	(53,139)	(9,238)
Pension and post-employment non-service costs (note 10)	3,914	9,035
Other net losses	2,725	664
Acquisition-related costs, net (note 12(f))	687	47,708
Loss (gain) on derivative financial instruments (note 23(b)(iv))	636	(1,918)
Nonoperating Income (Expense)	244,898	202,073
Earnings (loss) before income taxes	132,461	175,132
Income tax expense (note 18)
Current	11,347	7,517
Deferred	42,025	65,910
Income tax expense	53,372	73,427
Net earnings	79,089	101,705
Net effect of non-controlling interests	108,521	47,770
Net effect of non-controlling interests held by related party	(2,622)	0
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	184,988	149,475
Series A and D Preferred shares dividend (note 15)	8,027	8,020
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	$ 176,961	$ 141,455
Basic and diluted net earnings per share (USD per share)	$ 0.38	$ 0.37
Regulated electricity distribution
Revenue
Total revenue	$ 831,196	$ 763,501
Expenses
Expenses	265,166	222,443
Regulated gas distribution
Revenue
Total revenue	430,377	376,806
Expenses
Expenses	183,012	141,689
Regulated water reclamation and distribution
Revenue
Total revenue	128,437	140,082
Expenses
Expenses	8,796	9,503
Non-regulated energy sales
Revenue
Total revenue	235,359	217,542
Expenses
Expenses	27,164	19,590
Other revenue
Revenue
Total revenue	$ 22,018	$ 24,007